Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2017
Equity [Abstract]
Common Stock are Reserved for Future Issuance

Shares of common stock for future issuance are reserved for as follows (in thousands):

As of June 30, 2017
Warrants outstanding	19,557
Stock options outstanding	505
Options reserved for future issuance under the Company’s 2016 Incentive Plan	466
Shares reserved for future issuance under the Employee Stock Purchase Plan	17

Total reserved for future issuance	20,545